Dividends (Details) - GBP (£) £ / shares in Units, £ in Millions							12 Months Ended
	Sep. 18, 2025	Jun. 05, 2025	Sep. 19, 2024	May 16, 2024	Oct. 05, 2023	Apr. 27, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividends proposed, per share							£ 0.049
Dividends, proposed							£ 439
Dividend per share	£ 0.022	£ 0.046	£ 0.02	£ 0.042	£ 0.018	£ 0.024
Total dividend	£ 197	£ 415	£ 182	£ 388	£ 166	£ 222
Interim dividend per share							£ 0.049
Pfizer Companies
Total dividend								£ 165	£ 124